Significant Accounting Policies - Changes in Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015
Receivables [Abstract]
Beginning balance	$ 801	$ 265
Charge during the year	235	676
Written-off	(628)	(140)
Ending balance	$ 408	$ 801